UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24F-2
1. Name and address of issuer:
                       Wexford Trust
                        P.O. Box 598
                   Wexford, PA 15090-0598

2. Name of each series or class of funds for which this notice is filed:
                      Muhlenkamp Fund

3. Investment Company Act File Number:
                          33-20158

Securities Act File Number:
                          811-5469

4. Last day of fiscal year for which this notice is filed:
                          12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration: [
]

6. Date of termination of issuer's declaration under rule 24F-
2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the securities act of 1933 other than pursuant to rule 25F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal
year:
                         1,023,377

8. Number and amount of securities registered during the
fiscal year other than pursuant to rule 24F-2:
                            0.00

9. Number and aggregate sale price of securities sold during the fiscal year:
             201,856.184 shares   $3,679,849.09

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

11. Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend
reinvestment plans, if applicable (see instruction B-7)
                   201,856.184  $3,679.09

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on 24F-2 (from item 10):


(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11 if applicable):

                         3,679,849

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                         2,440,624

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a redemption to filing fees pursuant to rule 24F-2 ( if applicable)

                            N/A

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24F-2 [line 9I0, plus line (ii), less line (iii), plus line (iv)] if applicable:

                         1,239,225

   (vi) Multiplier prescribed by section 6(b) of the securities act of 1933 or other applicable law or regulation:

                         1/29 of 1%

(vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

                          $427.32


13. Check box if fees are being remitted to the commission's lock box depository as described in section
  3a of the Commission's Rules of informal and Other procedures (17 CFR 202.3a) [X]

Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository:  2/23/96 via PNC Bank,
Mellon Bank Acct. No. 9108739, ABA # 043000261, CIK #
0000829433

Signatures:

This report has been signed by the following persons on behalf of the issuer and the capacities and on the date indicated.

By   /S Ronald H. Muhlenkamp
___________________________________________________________
         Ronald H. Muhlenkamp / Trustee/ President

Date: 2/28/96